UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-06071

                           Scudder Institutional Funds
                           ---------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  6/30
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Commodity Securities Fund
Investment Portfolio as of March 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------

                                                                                  Shares                    Value ($)
                                                                         --------------------------------------------


Common Stocks 44.5%
Australia 0.5%
Alumina Ltd.                                                                      24,700                     112,357
Rio Tinto Ltd.                                                                     2,000                      69,723
                                                                                                          ----------
(Cost $187,744)                                                                                              182,080

Brazil 0.8%
Companhia Vale do Rio Doce (ADR)                                                   9,000                     284,490
(Cost $294,322)                                                                                           ----------

Canada 2.7%
Aber Diamond Corp.*                                                                3,700                     112,220
Barrick Gold Corp.                                                                 5,500                     131,851
EnCana Corp.                                                                       3,500                     247,173
NOVA Chemicals Corp.                                                               5,700                     243,417
Placer Dome, Inc.                                                                  8,200                     132,588
Talisman Energy, Inc.                                                              4,600                     157,390
                                                                                                          ----------
(Cost $1,047,685)                                                                                          1,024,639

China 0.4%
China Petroleum & Chemical Corp. "H"                                             404,000                     164,460
(Cost $170,173)                                                                                           ----------

Finland 0.1%
Stora Enso Oyj "R"                                                                 1,700                      23,866
(Cost $24,854)                                                                                            ----------

France 2.0%
Compagnie de Saint-Gobain                                                          2,495                     152,011
Lafarge SA                                                                         2,726                     263,968
Total SA                                                                           1,474                     344,890
                                                                                                          ----------
(Cost $777,299)                                                                                              760,869

Germany 1.2%
BASF AG                                                                            6,477                     459,185
(Cost $472,251)                                                                                           ----------

Ireland 0.2%
CRH PLC                                                                            3,100                      81,455
(Cost $85,104)                                                                                            ----------

Japan 2.3%
Asahi Kasei Corp.                                                                 27,000                     132,948
Nippon Mining Holdings, Inc.                                                      34,000                     186,757
Nippon Steel Corp.                                                               182,000                     459,965
Oji Paper Co., Ltd.                                                               12,000                      67,369
                                                                                                          ----------
(Cost $888,114)                                                                                              847,039

Luxembourg 0.4%
Arcelor                                                                            6,670                     152,435
(Cost $159,598)                                                                                           ----------

Thailand 0.3%
Thai Olefins PCL (Foreign Registered)*                                            55,300                      96,125
(Cost $103,906)                                                                                           ----------

United Kingdom 7.8%
BHP Billiton PLC                                                                  65,556                     880,818
BP PLC                                                                            69,828                     723,786
Rio Tinto PLC                                                                     16,025                     518,146
Shell Transport & Trading Co., PLC                                                86,330                     774,924
                                                                                                          ----------
(Cost $2,991,117)                                                                                          2,897,674

United States 25.8%
Air Products & Chemicals, Inc.                                                     4,500                     284,805
Alcoa, Inc.                                                                       10,200                     309,978
Amerada Hess Corp.                                                                 2,700                     259,767
Apache Corp.                                                                       3,300                     202,059
BJ Services Co.                                                                    3,700                     191,956
Bowater, Inc.                                                                      1,800                      67,806
Burlington Resources, Inc.                                                         3,700                     185,259
ChevronTexaco Corp.                                                               13,200                     769,692
ConocoPhillips                                                                     1,300                     140,192
Dow Chemical Co.                                                                  16,900                     842,465
E.I. du Pont de Nemours & Co.                                                      1,600                      81,984
ENSCO International, Inc.                                                          4,600                     173,236
ExxonMobil Corp.                                                                  29,700                   1,770,120
FMC Technologies, Inc.*                                                            5,000                     165,900
Foundation Coal Holdings, Inc.                                                     7,300                     171,623
Georgia-Pacific Corp.                                                              6,600                     234,234
Halliburton Co.                                                                    6,300                     272,475
Joy Global, Inc.                                                                   5,700                     199,842
Lyondell Chemical Co.                                                              6,600                     184,272
MeadWestvaco Corp.                                                                 4,500                     143,190
Merrill Reliance Industries 144A                                                   3,000                      37,863
Monsanto Co.                                                                      10,800                     696,600
Peabody Energy Corp.                                                               4,700                     217,892
PPG Industries, Inc.                                                               3,600                     257,472
Schlumberger Ltd.                                                                  5,400                     380,592
Smurfit-Stone Container Corp.*                                                    10,200                     157,794
Sunoco, Inc.                                                                       4,100                     424,432
Temple-Inland, Inc.                                                                1,100                      79,805
Transocean, Inc.*                                                                  5,400                     277,884
Ultra Petroleum Corp.*                                                             3,300                     167,640
Weatherford International Ltd.*                                                    4,500                     260,730
                                                                                                          ----------
(Cost $9,684,894)                                                                                          9,609,559


Total Common Stocks (Cost $16,887,061)                                                                    16,583,876
                                                                                                          ----------

                                                                               Principal
                                                                               Amount ($)                   Value ($)

Commodities Linked/Structured Notes 12.6%
AIG-FP Structured Finance Ltd., GSCI Note 3X, 144A:
3.2%, 5/21/2006 (c)                                                              500,000                     735,230
3.41%, 3/8/2006 (c)                                                              500,000                     565,555
3.75%, 6/1/2006 (c)                                                            1,800,000                   1,964,016
Cargill GSCI Note 3X, 144A:
3.37%, 3/7/2006 (c)                                                              500,000                     609,883
3.37%, 3/31/2006 (c)                                                             750,000                     831,007

                                                                                                          ----------
Total Commodities Linked/Structured Notes (Cost $4,050,000)                                                4,705,691

Equity Linked Certificates 0.3%
Merrill Lynch Co., Inc., Equity Linked Certificates
Over Reliance Industries Ltd., 7/15/2009*
(Cost $114,799)                                                                  8,800(b)                    111,065
                                                                                                          ----------

US Government Backed 22.1%
US Treasury Bills, 2.729%**, 4/21/2005 (d)                                       140,000                     139,801
US Treasury Note, 1.5%, 3/31/2006                                              8,235,000                   8,078,988

                                                                                                          ----------
Total US Government Backed (Cost $8,216,603)                                                               8,218,789

                                                                                  Shares                    Value ($)

Cash Equivalents 20.5%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $7,654,197)                                                              7,654,197                   7,654,197
                                                                                                          ----------

                                                                                 % of
                                                                              Net Assets                    Value ($)
                                                                              ----------                    ---------

Total Investment Portfolio  (Cost $36,922,660)                                     100.0                  37,273,618
Other Assets and Liabilities, Net                                                    0.0                      10,634
                                                                                                          ----------
Net Assets                                                                         100.0                  37,284,252
                                                                                                          ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Certificates.

(c) Security is linked to the Goldman Sachs Commodities Index. The index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodities futures that is broadly diversified across the spectrum of commodities.

(d) At March 31, 2005, this security, in part or in whole, has been segregated to cover initial margin requirements for open futures contracts.

At March 31, 2005, open futures contracts purchased were as follows:

                                                                                                        Unrealized
                                                 Expiration               Aggregate                    Appreciation
Futures                                              Date     Contracts  Face Value ($)    Value ($)        ($)
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Commodity Index                     4/18/2005      44          4,120,076      4,212,890       92,814
---------------------------------------------------------------------------------------------------------------------

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

GSCI: Goldman Sachs Commodity Index

At March 31, 2005, the Scudder Commodity Securities Fund had the following sector diversification:
                                                                                                           As a % of
                                                                                                          Investment
Sector                                                                      Value ($)                      Portfolio
---------------------------------------------------------------------------------------------------------------------
Materials                                                                      8,177,467                        21.9
Energy                                                                         8,054,556                        21.6
Industrials                                                                      351,853                         1.0
                                                                         ----------------              --------------
Total Common Stocks                                                           16,583,876                        44.5
                                                                         ----------------              --------------
Cash Equivalents                                                               7,654,197                        20.5
Commodities Linked/Structured Notes                                            4,705,691                        12.6
Equity Linked Certificates                                                       111,065                         0.3
US Government Backed                                                           8,218,789                        22.1
                                                                         ----------------              --------------
Total Investment Portfolio                                                    37,273,618                       100.0
                                                                         ----------------              --------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Commodities Securities Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Commodities Securities Fund

By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 26, 2005